Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	1,690,512,000	0
Average exercise price	$ 105.17